INCOME TAXES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
INCOME TAXES
(Loss) before income taxes	$ (79,890,763)	$ (89,989,659)
Statutory tax rate	27.00%	27.00%
Income tax (recovery) expense at statutory rate	$ (21,571,000)	$ (24,297,000)
Flow-through shares and other non-deductible differences	16,107,000	17,468,000
Change in unrecognized deductible temporary differences	5,464,000	6,829,000
Income tax expense (recovery)	$ 0	$ 0